RELATED PARTY TRANSACTIONS - Schedule of Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
RELATED PARTY TRANSACTIONS
Director's cash compensation	$ 64,498	$ 77,217
Director's share-based compensation	536,417	462,721
Key management's cash compensation	647,676	1,265,900
Key management's share-based compensation	525,454	1,833,584
Total compensation of key management personnel	$ 1,774,045	$ 3,639,422